Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Assets and Liabilities [Line Items]
Miner amount paid
Recognized fair value	1,349
Redemption option fair value	3,418	$ 1,281
Net financial income	2,069
Supplementary Agreements [Member]
Derivative Assets and Liabilities [Line Items]
Miner amount paid	$ 33,200